Employee benefits - Aggregate status of the plans and the amounts recognized in the consolidated financial statements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	$ 878,785
Fair value of plan assets at end of year	860,484	$ 878,785
Pension Plans
Change in benefit obligation:
Benefit obligation at beginning of year	914,353	852,551
Service cost	0	0	$ 0
Interest cost	15,993	23,389	28,439
Actuarial loss (gain)	(34,297)	83,277
Benefits paid	(44,578)	(44,864)
Benefit obligation at end of year	851,471	914,353	852,551
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	878,785	799,935
Actual return on plan assets	26,049	123,484
Employer contribution	228	230
Benefits paid	(44,578)	(44,864)
Fair value of plan assets at end of year	860,484	878,785	799,935
OPEB Plan
Change in benefit obligation:
Benefit obligation at beginning of year	179,210	168,681
Service cost	642	713	759
Interest cost	3,573	4,913	5,955
Actuarial loss (gain)	(17,286)	11,247
Benefits paid	(6,181)	(6,344)
Benefit obligation at end of year	159,958	179,210	168,681
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	0	0
Actual return on plan assets	0	0
Employer contribution	6,181	6,344
Benefits paid	(6,181)	(6,344)
Fair value of plan assets at end of year	$ 0	$ 0	$ 0